Tax Expense - Schedule of Effective Tax Rate and the Applicable Tax Rate (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Effective Tax Rate and the Applicable Tax Rate [Abstract]
Tax at statutory rate	24.00%	24.00%	24.00%